UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Growth Fund of America

[photo - lady in a meadow holding a horse on a tether]

Semi-annual report for the six months ended February 28, 2007

The Growth Fund of America® invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2007 (the most recent calendar quarter):

Class A shares	1 year	5 years	10years
Reflecting 5.75% maximum sales charge	+1.57%	+7.31%	+12.37%

The total annual fund operating expense ratio was 0.65% for Class A shares as of the most recent fiscal year-end. This figure does not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

[photo - lady in a meadow holding a horse on a tether]

Fellow shareholders:

The U.S. economy and stock market advanced during the six months ended February 28, 2007, overcoming concerns about weakness in the housing market and the inverted yield curve, which in the past has preceded an economic slowdown. Corporate earnings and profit margins were strong, and the economy grew at a healthy pace. The Federal Reserve held the federal funds rate at 5.25% as inflation continued to moderate. In the final week of the period, world stock markets experienced a sharp dip because of investor concerns over risky assets and trading strategies in overseas markets.

The Growth Fund of America (GFA) posted a total return of 7.3% for the six-month period. As the table below shows, the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, had a total return of 8.9%. The fund trailed the total returns of four Lipper benchmark indexes, also shown below.

[Begin Sidebar]
Results at a glance (as of February 28, 2007)

			5-year	Lifetime
			average	average
	Six-month	1-year	annual	annual
	total	total	total	total
	returns	returns	returns	returns*

The Growth Fund of America	+7.3%	+8.4%	+9.3%	+15.4%

Standard & Poor’s 500 Composite Index†	+8.9	+12.0	+6.8	+12.0

Lipper Capital Appreciation Funds Index	+8.6	+8.3	+7.4	+11.8

Lipper Growth Funds Index	+9.0	+7.8	+6.1	+10.8

Lipper Multi-Cap Core Funds Index	+10.6	+11.4	+8.4	+11.6

Lipper Multi-Cap Growth Funds Index	+10.5	+6.3	+6.8	+11.7

*Since Capital Research and Management Company began managing the fund on
December 1, 1973.
† Unmanaged.
[End Sidebar]

Over longer periods, GFA has continued to outpace the general market and its comparable indexes by significant margins. For the 10 years ended February 28, 2007, GFA had an average annual total return of 12.5% compared with 7.6% by the S&P 500. Total returns for the four Lipper benchmark indexes ranged from 6.1% to 8.0%. For the fund’s lifetime of just over 33 years, GFA had an average annual total return of 15.4% compared with 12.0% by the S&P 500.

What helped results

Selected consumer discretionary, information technology, materials, gaming and international stocks were major contributors to the fund during the six-month period. Discount retailers Target (+27.2%) and Lowe’s (+20.3%) bounced back after these companies had a disappointing year in 2006. Google, the most frequently used website search engine and our second largest position, rose 18.7%, Microsoft, the fund’s largest position, posted a 9.7% total return. Another strong stock, from the materials sector, was fertilizer company Potash Corporation of Saskatchewan, Inc. (+61.1%). Oil and gasoline prices were lower during most of the past six months, aiding aerospace-related companies such as Boeing (+16.5%) and General Dynamics (+13.2%).

International stocks (those based outside of the United States and Canada) made up 13.6% of the GFA portfolio and generally had higher returns than U.S. stocks for the fourth calendar year in a row. Among the contributors were Syngenta (+20.5%), a world-leading agrochemical company, and Taiwan Semiconductor Manufacturing (+13.8%). At the end of the six-month period, the fund had 8.0% of its assets in Europe, 5.0% in Asia/Pacific and 0.6% in Brazil, Israel and Mexico.

What hurt results

In general, this was a tough period for growth stocks. Stocks with higher yields tended to do better than stocks with little or no yield. There were pockets of weakness in our three largest industry groups — information technology, health care and energy. The fund’s information technology group has been volatile and often has a mixture of winners and losers. Stocks that detracted from results included Samsung Electronics (-11.0%) and Texas Instruments (-5.0%). As oil prices were lower for most of the six-month period, most oil companies didn’t do as well as the market. Baker Hughes (-8.5%), Suncor Energy (-8.5%) and Halliburton (-5.3%) detracted from results. Health care stocks such as pharmaceutical manufacturers AstraZeneca (-13.3%) and Amgen (-5.4%) were affected by concerns of new price controls imposed by the new political majority in Congress.

Industry sector diversification

As of February 28, 2007, GFA had 20.4% of its total assets in information technology, 13.2% in health care, 12.5% in energy, 11.7% in consumer discretionary, 8.3% in financials and 23.6% in other industries. The fund’s holding of 10.3% in cash and equivalents reflects the caution of some portfolio counselors.

Thoughts on volatility

The U.S. economy appears to be sound with the exception of the housing industry. Inflation and interest rates seem to be under control at the moment. Corporate earnings and profit margins are strong. Unless the problems of the subprime housing mortgage lenders spill over into the wider market, we still seem to be in a positive environment for stocks. We may experience more volatility, however.

On February 27, 2007, the Dow Jones industrials fell 3.3%, the biggest single-day loss for that index since March 2003. Such a sharp fall after a long period of relative calm could be a warning sign of a new era of rising volatility. However, volatility in itself is not necessarily negative. Big short-term movements in stock prices can create buying or selling opportunities for long-term investors. GFA’s group of portfolio counselors and investment analysts will continue to closely monitor market volatility in the coming months. We will maintain our approach of fundamental research, practiced globally with a long-term perspective.

We welcome our new shareholders and thank our long-term investors for their continued support.

Sincerely,

/s/ James F. Rothenberg	/s/ Donald D. O’Neal
James F. Rothenberg	Donald D. O’Neal
Vice Chairman of the Board	President
and Principal Executive Officer

April 8, 2007

For current information about the fund, visit americanfunds.com.

Summary investment portfolio	unaudited

February 28, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Industry sector diversification (percent of net asets)

Information technology	20.43%
Health care	13.19
Energy	12.48
Consumer discretionary	11.68
Financials	8.32
Other industries	23.62
Short-term securities & other assets less liabilities	10.28

[end pie chart]

Largest equity holdings	Percent of net assets
Microsoft	2.31%
Google	2.11
Roche Holding	1.95
Lowe's Companies	1.84
Schlumberger	1.71
Target	1.64
Oracle	1.63
Nokia	1.56
Fannie Mae	1.48
Altria Group	1.41

		Market	Percent
		value	of net
Common stocks - 89.61%	Shares	(000)	assets

Information technology - 20.43%
Microsoft Corp.	136,000,000	$3,831,120	2.31%
Google Inc., Class A (1)	7,761,400	3,488,361	2.11
Oracle Corp. (1)	164,458,700	2,702,056	1.63
Nokia Corp. (ADR)	65,967,274	1,440,066
Nokia Corp.	52,728,000	1,149,980	1.56
Cisco Systems, Inc. (1)	81,690,000	2,119,039	1.28
Texas Instruments Inc.	40,449,000	1,252,301.76
Applied Materials, Inc.	67,315,000	1,250,040.75
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	351,399,657	695,931
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	31,786,934	352,835.63
Yahoo! Inc. (1)	33,563,954	1,035,784.63
Samsung Electronics Co., Ltd.	1,314,168	791,516.48
Other securities		13,731,976	8.29
		33,841,005	20.43

Health care - 13.19%
Roche Holding AG	18,150,000	3,237,720	1.95
Medtronic, Inc.	45,569,000	2,294,855	1.39
Zimmer Holdings, Inc. (1)	15,650,000	1,319,764.80
WellPoint, Inc. (1)	15,745,000	1,249,996.75
Amgen Inc. (1)	17,378,000	1,116,710.67
Schering-Plough Corp.	44,368,739	1,041,778.63
Cardinal Health, Inc.	14,132,038	990,515.60
AstraZeneca PLC (Sweden)	9,278,000	523,208
AstraZeneca PLC (ADR)	8,302,000	465,991.60
Eli Lilly and Co.	17,480,000	920,147.56
Other securities		8,688,404	5.24
		21,849,088	13.19

Energy - 12.48%
Schlumberger Ltd.	45,030,000	2,827,884	1.71
Suncor Energy Inc.	18,411,453	1,304,610.79
Devon Energy Corp.	16,919,900	1,111,807.67
Canadian Natural Resources, Ltd.	21,893,350	1,098,502.66
EOG Resources, Inc.	15,810,000	1,070,969.65
Halliburton Co.	31,625,000	976,580.59
Baker Hughes Inc.	14,992,000	976,129.59
Transocean Inc. (1)	11,489,900	881,046.53
Other securities		10,424,360	6.29
		20,671,887	12.48

Consumer discretionary - 11.68%
Lowe's Companies, Inc.	93,614,400	3,048,085	1.84
Target Corp.	44,174,902	2,718,082	1.64
Carnival Corp., units	36,100,000	1,675,762	1.01
News Corp., Class A	48,234,800	1,086,730.66
Best Buy Co., Inc.	22,663,400	1,053,168.63
Time Warner Inc.	51,000,000	1,037,850.63
Kohl's Corp. (1)	12,840,000	885,832.53
Other securities		7,841,895	4.74
		19,347,404	11.68

Financials - 8.32%
Fannie Mae	43,224,700	2,452,137	1.48
American International Group, Inc.	28,500,200	1,912,363	1.15
Freddie Mac	22,602,300	1,450,616.88
Citigroup Inc.	19,066,000	960,926.58
Other securities		7,001,754	4.23
		13,777,796	8.32

Industrials - 8.20%
General Electric Co.	63,770,400	2,226,862	1.35
Tyco International Ltd.	45,213,900	1,393,945.84
United Parcel Service, Inc., Class B	16,233,500	1,139,429.69
Boeing Co.	12,400,000	1,082,148.65
General Dynamics Corp.	11,641,400	890,101.54
Caterpillar Inc.	12,666,000	815,944.49
Other securities		6,033,330	3.64
		13,581,759	8.20

Consumer staples - 4.68%
Altria Group, Inc.	27,736,700	2,337,649	1.41
Walgreen Co.	23,391,100	1,045,816.63
PepsiCo, Inc.	13,950,000	880,943.53
Coca-Cola Co.	16,965,000	791,926.48
Other securities		2,698,910	1.63
		7,755,244	4.68

Materials - 4.26%
Barrick Gold Corp.	43,010,000	1,286,429.78
Syngenta AG (1)	4,775,000	843,569.51
Potash Corp. of Saskatchewan Inc.	5,304,000	837,024.50
Other securities		4,100,138	2.47
		7,067,160	4.26

Telecommunication services - 2.75%
Sprint Nextel Corp., Series 1	120,724,950	2,327,577	1.40
Qwest Communications International Inc. (1)	120,464,400	1,069,724.65
Other securities		1,166,544.70
		4,563,845	2.75

Utilities - 0.22%
Other securities		373,846.22

Miscellaneous - 3.40%
Other common stocks in initial period of acquisition		5,638,240	3.40

Total common stocks (cost: $112,544,518,000)		148,467,274	89.61

Preferred stocks - 0.00%

Telecommunication services - 0.00%
Other securities		583.00

Total preferred stocks (cost: $21,000,000)		583.00

Convertible securities - 0.00%

Information technology - 0.00%
Other securities		13.00

Total convertible securities (cost: $162,000)		13.00

Bonds & notes - 0.11%

Other - 0.11%
Other securities		179,160.11

Total bonds & notes (cost: $132,979,000)		179,160.11

Short-term securities - 10.43%	Principal amount (000)

Federal Home Loan Bank 5.09%-5.17% due 3/2-5/25/2007	$2,475,578	2,456,009	1.48
Fannie Mae 5.09%-5.15% due 3/7-6/29/2007	2,399,923	2,377,664	1.44
Freddie Mac 5.10%-5.16% due 3/5-6/29/2007	2,083,493	2,066,534	1.25
U.S. Treasury Bills 4.91%-5.042% due 3/8-7/5/2007	1,833,900	1,820,708	1.10
General Electric Capital Services, Inc. 5.22%-5.23% due 5/1-5/22/2007	315,300	312,250
Edison Asset Securitization LLC 5.23%-5.25% due 4/12-5/18/2007 (3)	150,000	148,722
General Electric Capital Corp. 5.23% due 4/20/2007	25,000	24,827.29
International Lease Finance Corp. 5.19%-5.22% due 4/3-6/12/2007	247,500	245,041
AIG Funding, Inc. 5.22% due 3/22-4/3/2007	65,000	64,757.19
Medtronic Inc. 5.18% due 4/18/2007 (3)	31,600	31,379.02
Other securities		7,726,764	4.66

Total short-term securities (cost: $17,276,331,000)		17,274,655	10.43

Total investment securities (cost: $129,974,990,000)		165,921,685	100.15
Other assets less liabilities		-252,730	-.15

Net assets		$165,668,955	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended February 28, 2007, appear below.

						Market
						Value of
					Dividend	Affiliates
	Beginning			Ending	Income	at 2/28/07
Company	Shares	Purchases	Sales	Shares	(000)	(000)

Lowe's Companies, Inc.	85,814,400	7,800,000	-	93,614,400	9,056	3,048,085
Target Corp.	39,985,000	4,189,902	-	44,174,902	10,309	2,718,082
Carnival Corp., units	36,100,000	-	-	36,100,000	19,855	1,675,762
Zimmer Holdings, Inc. (1)	15,650,000	-	-	15,650,000	-	1,319,764
EOG Resources, Inc.	12,470,000	3,340,000	-	15,810,000	1,894	1,070,969
Qwest Communications International Inc. (1)	106,563,100	19,901,300	6,000,000	120,464,400	-	1,069,724
Potash Corp. of Saskatchewan Inc.	5,304,000	-	-	5,304,000	1,353	837,024
Southwest Airlines Co.	38,868,877	7,571,006	-	46,439,883	386	702,635
Analog Devices, Inc.	15,216,666	3,700,000	-	18,916,666	3,027	685,729
Maxim Integrated Products, Inc.	20,840,000	-	-	20,840,000	6,502	682,510
KLA-Tencor Corp.	12,940,000	-	-	12,940,000	3,106	669,516
Freeport-McMoRan Copper & Gold Inc., Class B	9,596,000	4,221,500	2,184,500	11,633,000	24,011	667,851
Linear Technology Corp.	19,850,000	-	-	19,850,000	6,551	658,821
Xilinx, Inc.	22,700,000	-	-	22,700,000	4,086	581,574
Bunge Ltd.	7,250,000	-	-	7,250,000	2,320	575,360
Limited Brands, Inc.	20,700,000	-	-	20,700,000	6,210	572,976
C. R. Bard, Inc.	4,388,482	2,336,018	202,625	6,521,875	1,883	520,446
Altera Corp. (1)	23,950,000	-	-	23,950,000	-	505,584
Advanced Micro Devices, Inc. (1)	8,000,000	22,690,000	-	30,690,000	-	462,191
Southwestern Energy Co. (1)	-	10,385,000	-	10,385,000	-	405,015
CONSOL Energy Inc. (3)	7,400,000	-	-	7,400,000	1,036	263,958
CONSOL Energy Inc.	3,456,400	-	-	3,456,400	484	123,290
Newfield Exploration Co. (1)	8,264,800	-	-	8,264,800	-	357,205
Sealed Air Corp.	5,289,000	-	-	5,289,000	1,851	340,823
Harman International Industries, Inc.	-	3,367,000	-	3,367,000	62	333,872
CDW Corp.	4,000,000	-	-	4,000,000	-	248,320
Sabre Holdings Corp., Class A	7,062,811	-	-	7,062,811	1,836	228,341
Getty Images, Inc. (1)	3,050,000	-	-	3,050,000	-	159,973
Applied Materials, Inc. (4)	88,815,000	-	21,500,000	67,315,000	6,931	-
Forest Laboratories, Inc. (1) (4)	17,843,950	-	6,122,250	11,721,700	-	-
Harrah's Entertainment, Inc. (4)	9,823,036	-	7,102,000	2,721,036	4,378	-
					$117,127	$21,485,400

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,342,110,000.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $5,095,846,000, which represented 3.08% of the net assets of the fund.

(4) Unaffiliated issuer at 2/28/2007.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at February 28, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $112,702,999)		$144,436,285
Affiliated issuers (cost: $17,271,991)		21,485,400	$165,921,685
Cash denominated in non-U.S. currencies
(cost: $92,814)			92,274
Cash			198
Receivables for:
Sales of investments		333,310
Sales of fund's shares		519,431
Dividends and interest		183,460	1,036,201
			167,050,358
Liabilities:
Payables for:
Purchases of investments		954,140
Repurchases of fund's shares		269,699
Investment advisory services		31,325
Services provided by affiliates		117,998
Deferred directors' compensation		2,524
Other		5,717	1,381,403
Net assets at February 28, 2007			$165,668,955

Net assets consist of:
Capital paid in on shares of capital stock			$127,027,133
Undistributed net investment income			178,416
Undistributed net realized gain			2,522,128
Net unrealized appreciation			35,941,278
Net assets at February 28, 2007			$165,668,955

Total authorized capital stock - 7,500,000 shares, $.001 par value (5,072,858 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$83,889,151	2,551,655	$32.88
Class B	7,191,867	226,065	31.81
Class C	10,059,573	317,418	31.69
Class F	21,322,937	652,373	32.69
Class 529-A	2,334,652	71,289	32.75
Class 529-B	475,139	14,865	31.97
Class 529-C	731,180	22,874	31.96
Class 529-E	124,230	3,817	32.54
Class 529-F	65,323	1,997	32.71
Class R-1	333,437	10,397	32.07
Class R-2	2,477,010	77,037	32.15
Class R-3	11,559,770	356,408	32.43
Class R-4	15,280,143	467,892	32.66
Class R-5	9,824,543	298,771	32.88
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $34.89 and $34.75, respectively.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended February 28, 2007		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,127; also
includes $117,127 from affiliates)		$745,479
Interest		431,157	$1,176,636

Fees and expenses(*):
Investment advisory services		213,354
Distribution services		272,834
Transfer agent services		48,043
Administrative services		48,867
Reports to shareholders		2,875
Registration statement and prospectus		4,028
Postage, stationery and supplies		5,231
Directors' compensation		407
Auditing and legal		92
Custodian		3,089
State and local taxes		1
Other		194
Total fees and expenses before reimbursements/waivers		599,015
Less reimbursements/waivers of fees and expenses:
Investment advisory services		21,335
Total fees and expenses after reimbursements/waivers			577,680
Net investment income			598,956

Net realized gain and unrealized appreciation
on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $292,321 net gain from affiliates)		4,152,783
Non-U.S. currency transactions		(6,538)	4,146,245
Net unrealized appreciation (depreciation) on:
Investments		5,944,970
Non-U.S. currency translations		(588)	5,944,382
Net realized gain and unrealized appreciation
on investments and non-U.S. currency			10,090,627
Net increase in net assets resulting from operations			$10,689,583

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Six months ended	Year ended
		February 28,	August 31,
		2007*	2006
Operations:
Net investment income		$598,956	$1,036,033
Net realized gain on investments and
non-U.S. currency transactions		4,146,245	4,050,097
Net unrealized appreciation on investments
and non-U.S. currency translations		5,944,382	6,329,179
Net increase in net assets resulting from operations		10,689,583	11,415,309

Dividends and distributions paid to shareholders:
Dividends from net investment income		(1,161,224)	(674,862)
Distributions from net realized gain on investments		(5,227,302)	(924,494)
Total dividends and distributions paid to shareholders		(6,388,526)	(1,599,356)

Capital share transactions		14,301,554	22,595,190

Total increase in net assets		18,602,611	32,411,143

Net assets:
Beginning of period		147,066,344	114,655,201
End of period (including undistributed
net investment income: $178,416 and
$740,684, respectively)		$165,668,955	$147,066,344

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization - The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended February 28, 2007, there were no non-U.S. taxes paid on realized gains. As of February 28, 2007, non-U.S. taxes provided on unrealized gains were $4,708,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2006, the fund had tax basis undistributed ordinary income of $769,408,000, non-U.S. currency loss deferrals (realized during the period November 1, 2005, through August 31, 2006) of $1,779,000 and undistributed long-term capital gain of $3,674,053,000.

As of February 28, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$37,411,797
Gross unrealized depreciation on investment securities	(1,570,150)
Net unrealized appreciation on investment securities	35,841,647
Cost of investment securities	130,080,038

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2007			Year ended August 31, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$671,777	$2,697,898	$3,369,675	$445,843	$527,973	$973,816
Class B	8,977	242,029	251,006	-	48,592	48,592
Class C	12,202	331,421	343,623	-	58,820	58,820
Class F	174,938	659,695	834,633	87,642	100,251	187,893
Class 529-A	17,864	71,742	89,606	9,506	11,506	21,012
Class 529-B	328	15,488	15,816	-	2,743	2,743
Class 529-C	790	23,227	24,017	-	3,781	3,781
Class 529-E	641	3,887	4,528	299	632	931
Class 529-F	589	1,950	2,539	242	254	496
Class R-1	831	9,899	10,730	230	1,185	1,415
Class R-2	3,222	79,117	82,339	-	13,343	13,343
Class R-3	64,602	360,175	424,777	32,485	54,873	87,358
Class R-4	113,639	456,380	570,019	59,655	68,134	127,789
Class R-5	90,824	274,394	365,218	38,960	32,407	71,367
Total	$1,161,224	$5,227,302	$6,388,526	$674,862	$924,494	$1,599,356

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.239% on such assets in excess of $166 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 28, 2007, total investment advisory services fees waived by CRMC were $21,335,000. As a result, the fee shown on the accompanying financial statements of $213,354,000, which was equivalent to an annualized rate of 0.271%, was reduced to $192,019,000, or 0.244% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2007, unreimbursed expenses subject to reimbursement totaled $2,173,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$102,405	$44,316	Not applicable	Not applicable	Not applicable
Class B	35,439	3,727	Not applicable	Not applicable	Not applicable
Class C	48,175	Included in administrative services	$6,859	$853	Not applicable
Class F	24,605		9,030	782	Not applicable
Class 529-A	2,049		925	147	$1,081
Class 529-B	2,268		194	58	227
Class 529-C	3,398		291	77	340
Class 529-E	290		50	8	58
Class 529-F	-		25	4	29
Class R-1	1,438		162	38	Not applicable
Class R-2	8,743		1,689	2,750	Not applicable
Class R-3	26,743		7,344	1,661	Not applicable
Class R-4	17,281		10,041	112	Not applicable
Class R-5	Not applicable		3,980	52	Not applicable
Total	$272,834	$48,043	$40,590	$6,542	$1,735

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $407,000, shown on the accompanying financial statements, includes $186,000 in current fees (either paid in cash or deferred) and a net increase of $221,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2007
Class A	$6,113,921	184,859	$3,248,249	98,313	$(6,648,162)	(201,279)	$2,714,008	81,893
Class B	290,085	9,070	240,856	7,522	(394,743)	(12,345)	136,198	4,247
Class C	1,050,388	32,951	328,002	10,282	(634,794)	(19,900)	743,596	23,333
Class F	4,032,565	122,678	680,037	20,701	(1,498,379)	(45,497)	3,214,223	97,882
Class 529-A	288,165	8,725	89,593	2,722	(67,172)	(2,034)	310,586	9,413
Class 529-B	33,873	1,053	15,815	492	(11,608)	(361)	38,080	1,184
Class 529-C	97,354	3,026	24,010	746	(27,716)	(860)	93,648	2,912
Class 529-E	15,126	461	4,528	138	(5,117)	(157)	14,537	442
Class 529-F	12,551	381	2,539	77	(3,062)	(93)	12,028	365
Class R-1	94,687	2,935	10,675	331	(24,319)	(754)	81,043	2,512
Class R-2	450,851	13,929	82,231	2,541	(287,586)	(8,889)	245,496	7,581
Class R-3	2,592,156	79,439	424,134	13,002	(1,463,024)	(44,812)	1,553,266	47,629
Class R-4	3,320,492	100,961	569,783	17,361	(1,519,179)	(46,207)	2,371,096	72,115
Class R-5	3,061,265	92,752	360,876	10,926	(648,392)	(19,555)	2,773,749	84,123
Total net increase
(decrease)	$21,453,479	653,220	$6,081,328	185,154	$(13,233,253)	(402,743)	$14,301,554	435,631

Year ended August 31,2006
Class A	$14,458,668	463,064	$936,264	30,378	$(10,006,575)	(320,708)	$5,388,357	172,734
Class B	823,189	27,187	46,761	1,563	(620,386)	(20,541)	249,564	8,209
Class C	2,377,709	78,847	56,267	1,886	(1,037,829)	(34,430)	1,396,147	46,303
Class F	6,741,333	216,406	156,176	5,094	(2,480,307)	(79,812)	4,417,202	141,688
Class 529-A	522,834	16,805	21,012	684	(85,598)	(2,746)	458,248	14,743
Class 529-B	73,313	2,412	2,743	91	(14,256)	(469)	61,800	2,034
Class 529-C	168,188	5,528	3,781	126	(38,240)	(1,255)	133,729	4,399
Class 529-E	28,956	936	931	30	(5,552)	(179)	24,335	787
Class 529-F	21,303	681	496	17	(2,664)	(85)	19,135	613
Class R-1	153,153	5,004	1,406	46	(42,793)	(1,394)	111,766	3,656
Class R-2	906,870	29,689	13,338	441	(458,510)	(14,959)	461,698	15,171
Class R-3	4,432,439	143,562	87,347	2,868	(1,757,738)	(56,800)	2,762,048	89,630
Class R-4	5,699,587	182,999	127,670	4,167	(2,020,474)	(65,033)	3,806,783	122,133
Class R-5	4,050,715	130,036	70,624	2,291	(816,961)	(26,081)	3,304,378	106,246
Total net increase
(decrease)	$40,458,257	1,303,156	$1,524,816	49,682	$(19,387,883)	(624,492)	$22,595,190	728,346

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $24,012,140,000 and $16,828,722,000, respectively, during the six months ended February 28, 2007.

Financial highlights (1)

		Income (loss) from investment operations(2)				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Divdends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income (loss) to average net assets
Class A:
Six months ended 2/28/2007 (5)	$31.93	$.14		$2.18	$2.32	$(.27)	$(1.10)	$(1.37)	$32.88	7.26%	$83,889.65%		(6)	.62%	(6)	.87%	(6)
Year ended 8/31/2006	29.51	.28		2.56	2.84	(.19)	(.23)	(.42)	31.93	9.66	78,854.65			.63		.89
Year ended 8/31/2005	24.43	.21		4.96	5.17	(.09)	-	(.09)	29.51	21.20	67,793.68			.66		.76
Year ended 8/31/2004	22.49	.05		1.90	1.95	(.01)	-	(.01)	24.43	8.65	52,432.70			.70		.20
Year ended 8/31/2003	18.57	.06		3.88	3.94	(.02)	-	(.02)	22.49	21.23	41,267.76			.76		.28
Year ended 8/31/2002	23.20	.04		(4.62)	(4.58)	(.05)	-	(.05)	18.57	(19.80)	30,644.75			.75		.18
Class B:
Six months ended 2/28/2007 (5)	30.83	.02		2.10	2.12	(.04)	(1.10)	(1.14)	31.81	6.85	7,192	1.40	(6)	1.37	(6)	.12	(6)
Year ended 8/31/2006	28.55	.04		2.47	2.51	-	(.23)	(.23)	30.83	8.80	6,839	1.40		1.38		.14
Year ended 8/31/2005	23.73	-	(7)	4.82	4.82	-	-	-	28.55	20.31	6,098	1.43		1.41		.01
Year ended 8/31/2004	22.00	(.13)		1.86	1.73	-	-	-	23.73	7.86	4,788	1.44		1.44		(.55)
Year ended 8/31/2003	18.28	(.09)		3.81	3.72	-	-	-	22.00	20.35	3,490	1.53		1.53		(.49)
Year ended 8/31/2002	22.98	(.13)		(4.57)	(4.70)	-	-	-	18.28	(20.45)	2,170	1.52		1.52		(.60)
Class C:
Six months ended 2/28/2007 (5)	30.73	.01		2.09	2.10	(.04)	(1.10)	(1.14)	31.69	6.81	10,060	1.45	(6)	1.43	(6)	.07	(6)
Year ended 8/31/2006	28.47	.02		2.47	2.49	-	(.23)	(.23)	30.73	8.75	9,036	1.47		1.44		.07
Year ended 8/31/2005	23.68	(.01)		4.80	4.79	-	-	-	28.47	20.23	7,054	1.48		1.46		(.05)
Year ended 8/31/2004	21.96	(.14)		1.86	1.72	-	-	-	23.68	7.83	4,814	1.50		1.50		(.60)
Year ended 8/31/2003	18.26	(.10)		3.80	3.70	-	-	-	21.96	20.26	2,762	1.55		1.55		(.52)
Year ended 8/31/2002	22.95	(.13)		(4.56)	(4.69)	-	-	-	18.26	(20.44)	1,370	1.55		1.55		(.63)
Class F:
Six months ended 2/28/2007 (5)	31.76	.14		2.18	2.32	(.29)	(1.10)	(1.39)	32.69	7.29	21,323.64		(6)	.61	(6)	.89	(6)
Year ended 8/31/2006	29.37	.28		2.54	2.82	(.20)	(.23)	(.43)	31.76	9.62	17,613.64			.61		.91
Year ended 8/31/2005	24.33	.20		4.94	5.14	(.10)	-	(.10)	29.37	21.18	12,122.70			.68		.73
Year ended 8/31/2004	22.41	.04		1.90	1.94	(.02)	-	(.02)	24.33	8.66	7,237.72			.72		.17
Year ended 8/31/2003	18.53	.05		3.87	3.92	(.04)	-	(.04)	22.41	21.22	3,721.75			.75		.28
Year ended 8/31/2002	23.19	.03		(4.61)	(4.58)	(.08)	-	(.08)	18.53	(19.83)	1,576.77			.77		.15
Class 529-A:
Six months ended 2/28/2007 (5)	31.81	.14		2.17	2.31	(.27)	(1.10)	(1.37)	32.75	7.26	2,335.68		(6)	.66	(6)	.84	(6)
Year ended 8/31/2006	29.42	.27		2.54	2.81	(.19)	(.23)	(.42)	31.81	9.57	1,968.68			.66		.86
Year ended 8/31/2005	24.38	.19		4.95	5.14	(.10)	-	(.10)	29.42	21.13	1,386.73			.71		.69
Year ended 8/31/2004	22.47	.04		1.90	1.94	(.03)	-	(.03)	24.38	8.63	815.74			.74		.16
Year ended 8/31/2003	18.56	.07		3.88	3.95	(.04)	-	(.04)	22.47	21.35	409.67			.67		.36
Period from 2/15/2002 to 8/31/2002	22.62	.01		(4.07)	(4.06)	-	-	-	18.56	(17.95)	144.86		(6)	.86	(6)	.07	(6)
Class 529-B:
Six months ended 2/28/2007 (5)	30.97	-	(7)	2.12	2.12	(.02)	(1.10)	(1.12)	31.97	6.83	475	1.50	(6)	1.48	(6)	.02	(6)
Year ended 8/31/2006	28.71	.01		2.48	2.49	-	(.23)	(.23)	30.97	8.68	424	1.52		1.50		.02
Year ended 8/31/2005	23.91	(.04)		4.84	4.80	-	-	-	28.71	20.08	335	1.59		1.57		(.16)
Year ended 8/31/2004	22.20	(.18)		1.89	1.71	-	-	-	23.91	7.70	219	1.62		1.62		(.72)
Year ended 8/31/2003	18.48	(.12)		3.84	3.72	-	-	-	22.20	20.13	120	1.66		1.66		(.63)
Period from 2/15/2002 to 8/31/2002	22.62	(.08)		(4.06)	(4.14)	-	-	-	18.48	(18.30)	39	1.66	(6)	1.66	(6)	(.74)	(6)
Class 529-C:
Six months ended 2/28/2007 (5)	30.99	-	(7)	2.11	2.11	(.04)	(1.10)	(1.14)	31.96	6.78	731	1.50	(6)	1.47	(6)	.02	(6)
Year ended 8/31/2006	28.72	.01		2.49	2.50	-	(.23)	(.23)	30.99	8.71	619	1.52		1.49		.03
Year ended 8/31/2005	23.91	(.04)		4.85	4.81	-	-	-	28.72	20.12	447	1.58		1.56		(.15)
Year ended 8/31/2004	22.21	(.17)		1.87	1.70	-	-	-	23.91	7.65	273	1.61		1.61		(.71)
Year ended 8/31/2003	18.48	(.12)		3.85	3.73	-	-	-	22.21	20.18	136	1.65		1.65		(.61)
Period from 2/15/2002 to 8/31/2002	22.62	(.08)		(4.06)	(4.14)	-	-	-	18.48	(18.30)	45	1.64	(6)	1.64	(6)	(.72)	(6)
Class 529-E:
Six months ended 2/28/2007 (5)	31.58	.09		2.15	2.24	(.18)	(1.10)	(1.28)	32.54	7.08	124.99		(6)	.97	(6)	.53	(6)
Year ended 8/31/2006	29.23	.17		2.52	2.69	(.11)	(.23)	(.34)	31.58	9.21	107	1.00		.97		.54
Year ended 8/31/2005	24.22	.10		4.92	5.02	(.01)	-	(.01)	29.23	20.73	76	1.06		1.04		.36
Year ended 8/31/2004	22.37	(.05)		1.90	1.85	-	-	-	24.22	8.27	44	1.09		1.09		(.19)
Year ended 8/31/2003	18.55	(.02)		3.87	3.85	(.03)	-	(.03)	22.37	20.78	23	1.11		1.11		(.08)
Period from 3/1/2002 to 8/31/2002	22.95	(.02)		(4.38)	(4.40)	-	-	-	18.55	(19.17)	6.56			.56		(.10)
Class 529-F:
Six months ended 2/28/2007 (5)	31.80	.17		2.17	2.34	(.33)	(1.10)	(1.43)	32.71	7.35	65.49		(6)	.47	(6)	1.03	(6)
Year ended 8/31/2006	29.38	.33		2.53	2.86	(.21)	(.23)	(.44)	31.80	9.79	52.50			.47		1.05
Year ended 8/31/2005	24.34	.19		4.94	5.13	(.09)	-	(.09)	29.38	21.12	30.72			.70		.70
Year ended 8/31/2004	22.45	.02		1.89	1.91	(.02)	-	(.02)	24.34	8.53	16.84			.84		.07
Period from 9/16/2002 to 8/31/2003	18.39	.03		4.06	4.09	(.03)	-	(.03)	22.45	22.27	5.86		(6)	.86	(6)	.16	(6)
Class R-1:
Six months ended 2/28/2007 (5)	$31.13	$.02		$2.11	$2.13	$(.09)	$(1.10)	$(1.19)	$32.07	6.83%	$334	1.43%	(6)	1.40%	(6)	.10%	(6)
Year ended 8/31/2006	28.88	.03		2.49	2.52	(.04)	(.23)	(.27)	31.13	8.75	245	1.45		1.42		.11
Year ended 8/31/2005	24.02	(.01)		4.87	4.86	-	-	-	28.88	20.23	122	1.47		1.44		(.05)
Year ended 8/31/2004	22.28	(.15)		1.89	1.74	-	-	-	24.02	7.81	57	1.51		1.51		(.61)
Year ended 8/31/2003	18.53	(.11)		3.87	3.76	(.01)	-	(.01)	22.28	20.29	23	1.59		1.53		(.53)
Period from 6/6/2002 to 8/31/2002	21.08	(.03)		(2.52)	(2.55)	-	-	-	18.53	(12.10)	1.46			.36		(.16)
Class R-2:
Six months ended 2/28/2007 (5)	31.16	.02		2.11	2.13	(.04)	(1.10)	(1.14)	32.15	6.82	2,477	1.42	(6)	1.39	(6)	.11	(6)
Year ended 8/31/2006	28.86	.03		2.50	2.53	-	(.23)	(.23)	31.16	8.77	2,164	1.46		1.43		.09
Year ended 8/31/2005	24.01	(.01)		4.86	4.85	-	-	-	28.86	20.20	1,567	1.51		1.45		(.04)
Year ended 8/31/2004	22.26	(.14)		1.89	1.75	-	-	-	24.01	7.86	857	1.60		1.48		(.57)
Year ended 8/31/2003	18.53	(.10)		3.86	3.76	(.03)	-	(.03)	22.26	20.29	305	1.82		1.49		(.49)
Period from 5/21/2002 to 8/31/2002	22.11	(.03)		(3.55)	(3.58)	-	-	-	18.53	(16.19)	8.49			.42		(.17)
Class R-3:
Six months ended 2/28/2007 (5)	31.49	.09		2.15	2.24	(.20)	(1.10)	(1.30)	32.43	7.08	11,560.95		(6)	.93	(6)	.57	(6)
Year ended 8/31/2006	29.15	.18		2.52	2.70	(.13)	(.23)	(.36)	31.49	9.30	9,724.96			.94		.59
Year ended 8/31/2005	24.18	.12		4.91	5.03	(.06)	-	(.06)	29.15	20.83	6,389.96			.94		.46
Year ended 8/31/2004	22.35	(.03)		1.88	1.85	(.02)	-	(.02)	24.18	8.28	3,148	1.05		1.05		(.14)
Year ended 8/31/2003	18.55	(.02)		3.86	3.84	(.04)	-	(.04)	22.35	20.75	743	1.11		1.11		(.11)
Period from 5/21/2002 to 8/31/2002	22.11	(.01)		(3.55)	(3.56)	-	-	-	18.55	(16.10)	11.33			.31		(.06)
Class R-4:
Six months ended 2/28/2007 (5)	31.73	.14		2.16	2.30	(.27)	(1.10)	(1.37)	32.66	7.24	15,280.68		(6)	.66	(6)	.84	(6)
Year ended 8/31/2006	29.35	.27		2.54	2.81	(.20)	(.23)	(.43)	31.73	9.60	12,558.69			.66		.86
Year ended 8/31/2005	24.35	.19		4.94	5.13	(.13)	-	(.13)	29.35	21.15	8,032.70			.68		.72
Year ended 8/31/2004	22.44	.05		1.90	1.95	(.04)	-	(.04)	24.35	8.70	3,320.71			.71		.20
Year ended 8/31/2003	18.57	.05		3.87	3.92	(.05)	-	(.05)	22.44	21.19	401.74			.74		.26
Period from 5/28/2002 to 8/31/2002	22.01	.01		(3.45)	(3.44)	-	-	-	18.57	(15.63)	3.25			.20		.05
Class R-5:
Six months ended 2/28/2007 (5)	31.98	.19		2.17	2.36	(.36)	(1.10)	(1.46)	32.88	7.37	9,824.38		(6)	.36	(6)	1.14	(6)
Year ended 8/31/2006	29.56	.37		2.55	2.92	(.27)	(.23)	(.50)	31.98	9.92	6,863.39			.36		1.17
Year ended 8/31/2005	24.50	.28		4.97	5.25	(.19)	-	(.19)	29.56	21.52	3,204.40			.38		1.02
Year ended 8/31/2004	22.52	.12		1.91	2.03	(.05)	-	(.05)	24.50	9.02	1,179.41			.41		.50
Year ended 8/31/2003	18.58	.11		3.89	4.00	(.06)	-	(.06)	22.52	21.61	297.43			.43		.56
Period from 5/15/2002 to 8/31/2002	22.40	.03		(3.85)	(3.82)	-	-	-	18.58	(17.05)	95.13			.13		.14

		Year ended August 31
	Six months ended February 28, 2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	12%	22%	20%	19%	25%	30%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006, through February 28, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2006	Ending account value 2/28/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,072.61	$3.19	.62%
Class A -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B -- actual return	1,000.00	1,068.53	7.03	1.37
Class B -- assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class C -- actual return	1,000.00	1,068.08	7.33	1.43
Class C -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class F -- actual return	1,000.00	1,072.89	3.14	.61
Class F -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-A -- actual return	1,000.00	1,072.56	3.39	.66
Class 529-A -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-B -- actual return	1,000.00	1,068.31	7.59	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C -- actual return	1,000.00	1,067.75	7.54	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E -- actual return	1,000.00	1,070.76	4.98	.97
Class 529-E -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F -- actual return	1,000.00	1,073.48	2.42	.47
Class 529-F -- assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 -- actual return	1,000.00	1,068.25	7.18	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 -- actual return	1,000.00	1,068.25	7.13	1.39
Class R-2 -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-3 -- actual return	1,000.00	1,070.81	4.78	.93
Class R-3 -- assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 -- actual return	1,000.00	1,072.39	3.39	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,073.73	1.85	.36
Class R-5 -- assumed 5% return	1,000.00	1,023.01	1.81	.36

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2007
(the most recent calendar quarter):			Life
	1 year	5 years	of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+1.98%	+7.47%	+2.59%
Not reflecting CDSC	+6.98%	+7.77%	+2.59%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+5.90%	+7.72%	+5.84%
Not reflecting CDSC	+6.90%	+7.72%	+5.84%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+7.81%	+8.59%	+6.69%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+1.54%	+7.29%	+7.83%
Not reflecting maximum sales charge	+7.74%	+8.57%	+9.08%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	+1.86%	+7.33%	+7.99%
Not reflecting CDSC	+6.86%	+7.63%	+8.13%

Class 529-C shares†— first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+5.83%	+7.62%	+8.14%
Not reflecting CDSC	+6.83%	+7.62%	+8.14%

Class 529-E shares*†— first sold 3/1/02	+7.40%	+8.19%	+8.48%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+7.91%	—	+15.47%

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2007, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
> The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
         Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds              Capital Research and Management               Capital International                  Capital Guardian                  Capital Bank and Trust

Lit. No. MFGESR-905-0407P

Litho in USA AGD/AL/8084-S7485

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds ®]

The Growth Fund of America®
Investment portfolio

February 28, 2007
		unaudited

		Market value
Common stocks— 89.61%	Shares	(000)

INFORMATION TECHNOLOGY — 20.43%
Microsoft Corp.	136,000,000	$3,831,120
Google Inc., Class A1	7,761,400	3,488,361
Oracle Corp.[1]	164,458,700	2,702,056
Nokia Corp. (ADR)	65,967,274	1,440,066
Nokia Corp.	52,728,000	1,149,980
Cisco Systems, Inc.[1]	81,690,000	2,119,039
Texas Instruments Inc.	40,449,000	1,252,301
Applied Materials, Inc.	67,315,000	1,250,040
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	351,399,657	695,931
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	31,786,934	352,835
Yahoo! Inc.[1]	33,563,954	1,035,784
Samsung Electronics Co., Ltd.	1,314,168	791,516
Intel Corp.	35,470,000	704,079
Analog Devices, Inc.[3]	18,916,666	685,729
Maxim Integrated Products, Inc.[3]	20,840,000	682,510
KLA-Tencor Corp.[3]	12,940,000	669,516
eBay Inc.[1]	20,600,000	660,436
Linear Technology Corp.[3]	19,850,000	658,821
Xilinx, Inc.[3]	22,700,000	581,574
Symantec Corp.[1]	29,800,000	509,580
Altera Corp.[1,3]	23,950,000	505,584
International Business Machines Corp.	4,995,000	464,585
Advanced Micro Devices, Inc.[1,3]	30,690,000	462,191
Marvell Technology Group Ltd.[1]	20,000,000	410,400
Dell Inc.[1]	16,160,000	369,256
EMC Corp.[1]	23,500,000	327,825
Hon Hai Precision Industry Co., Ltd.[2]	46,838,236	319,129
Kyocera Corp.	3,500,000	318,666
Micron Technology, Inc.[1]	25,600,000	303,616
Automatic Data Processing, Inc.	6,000,000	298,740
Accenture Ltd, Class A	7,125,000	254,362
CDW Corp.[3]	4,000,000	248,320
Corning Inc.[1]	12,000,000	247,560
ASML Holding NV (New York registered)[1]	9,625,000	236,582
Sabre Holdings Corp., Class A3	7,062,811	228,341
Intuit Inc.[1]	7,400,000	218,374
Iron Mountain Inc.[1]	7,750,000	215,838
Microchip Technology Inc.	6,005,000	213,778
Flextronics International Ltd.[1]	16,925,000	184,990
Rohm Co., Ltd.	1,907,300	175,104
Hirose Electric Co., Ltd.	1,361,200	171,874
Canon, Inc.	3,000,000	163,936
Ceridian Corp.[1]	5,000,000	163,100
Sun Microsystems, Inc.[1]	26,326,700	161,383
Motorola, Inc.	8,276,500	153,281
Paychex, Inc.	3,600,000	146,268
First Data Corp.	5,590,000	142,713
Lam Research Corp.[1]	3,000,000	133,980
Murata Manufacturing Co., Ltd.	1,830,000	132,613
Mediatek Incorporation[2]	11,869,477	129,826
Agere Systems Inc., Class A1	5,773,929	126,507
NAVTEQ Corp.[1]	3,732,000	119,275
Solectron Corp.[1]	36,561,600	117,728
Nintendo Co., Ltd.	435,000	115,731
Fiserv, Inc.[1]	2,000,000	105,920
LG.Philips LCD Co., Ltd. (ADR)[1]	5,831,900	94,244
Nortel Networks Corp.[1]	2,705,586	81,113
Teradyne, Inc.[1]	4,975,000	80,197
Diebold, Inc.	1,468,000	69,539
McAfee, Inc.[1]	2,000,000	60,240
National Instruments Corp.	2,150,000	57,685
Jabil Circuit, Inc.	1,790,000	47,829
AU Optronics Corp.[2]	1,060,740	1,508
		33,841,005

HEALTH CARE — 13.19%
Roche Holding AG	18,150,000	3,237,720
Medtronic, Inc.	45,569,000	2,294,855
Zimmer Holdings, Inc.[1,3]	15,650,000	1,319,764
WellPoint, Inc.[1]	15,745,000	1,249,996
Amgen Inc.[1]	17,378,000	1,116,710
Schering-Plough Corp.	44,368,739	1,041,778
Cardinal Health, Inc.	14,132,038	990,515
AstraZeneca PLC (Sweden)	9,278,000	523,208
AstraZeneca PLC (ADR)	8,302,000	465,991
Eli Lilly and Co.	17,480,000	920,147
UnitedHealth Group Inc.	13,635,000	711,747
Gilead Sciences, Inc.[1]	9,380,000	671,233
Stryker Corp.	10,732,000	665,599
Genentech, Inc.[1]	7,500,000	632,775
Forest Laboratories, Inc.[1]	11,721,700	606,715
C. R. Bard, Inc.[3]	6,521,875	520,446
Alcon, Inc.	3,400,000	423,708
Novo Nordisk A/S, Class B	4,763,700	410,226
Biogen Idec Inc.[1]	8,185,000	369,880
Allergan, Inc.	3,285,000	366,967
Celgene Corp.[1]	6,800,000	362,440
Aetna Inc.	8,060,000	356,816
Abbott Laboratories	6,500,000	355,030
St. Jude Medical, Inc.[1]	7,900,000	313,235
McKesson Corp.	4,900,000	273,224
Merck & Co., Inc.	6,000,000	264,960
Medco Health Solutions, Inc.[1]	3,327,000	224,938
MedImmune, Inc.[1]	6,055,000	193,215
Intuitive Surgical, Inc.[1]	1,475,000	163,873
CIGNA Corp.	1,000,000	142,500
DaVita Inc.[1]	2,000,000	109,100
Sepracor Inc.[1]	2,000,000	105,120
Cephalon, Inc.[1]	1,400,000	99,512
Amylin Pharmaceuticals, Inc.[1]	2,425,000	94,357
Abraxis BioScience, Inc.[1]	2,200,000	57,948
Affymetrix, Inc.[1]	2,000,000	51,460
Triad Hospitals, Inc.[1]	854,600	41,918
Teva Pharmaceutical Industries Ltd. (ADR)	1,099,307	39,091
Martek Biosciences Corp.[1]	1,507,500	34,100
Johnson & Johnson	300,000	18,915
Applera Corp.[1]	528,800	7,356
		21,849,088

ENERGY — 12.48%
Schlumberger Ltd.	45,030,000	2,827,884
Suncor Energy Inc.	18,411,453	1,304,610
Devon Energy Corp.	16,919,900	1,111,807
Canadian Natural Resources, Ltd.	21,893,350	1,098,502
EOG Resources, Inc.[3]	15,810,000	1,070,969
Halliburton Co.	31,625,000	976,580
Baker Hughes Inc.	14,992,000	976,129
Transocean Inc.[1]	11,489,900	881,046
ConocoPhillips	11,353,300	742,733
Petro-Canada	18,385,900	679,359
OAO LUKOIL (ADR)	8,167,000	647,643
BG Group PLC	46,516,737	631,592
Cameco Corp. (CAD denominated)	9,000,000	332,550
Cameco Corp.	7,410,000	273,873
Occidental Petroleum Corp.	11,330,000	523,219
Nexen Inc.	8,510,517	487,510
Imperial Oil Ltd.	12,591,854	449,133
Smith International, Inc.	9,898,800	405,851
Southwestern Energy Co.[1,3]	10,385,000	405,015
Shell Canada Ltd.	10,500,000	400,265
Hess Corp.	7,500,000	397,875
CONSOL Energy Inc.[3,4]	7,400,000	263,958
CONSOL Energy Inc.[3]	3,456,400	123,290
Apache Corp.	5,550,000	380,341
MOL Magyar Olaj- és Gázipari Rt., Class A	3,490,800	375,777
Newfield Exploration Co.[1,3]	8,264,800	357,205
BJ Services Co.	11,775,000	315,452
Anadarko Petroleum Corp.	7,500,000	301,725
Exxon Mobil Corp.	3,900,000	279,552
Noble Corp.	3,490,000	245,068
Norsk Hydro ASA (ADR)	7,839,000	242,617
Talisman Energy Inc.	13,755,000	237,549
National Oilwell Varco Inc.[1]	2,450,000	170,618
Chevron Corp.	2,378,732	163,205
Arch Coal, Inc.	4,800,000	149,472
Diamond Offshore Drilling, Inc.	1,800,000	140,076
Murphy Oil Corp.	2,318,000	120,119
Peabody Energy Corp.	2,830,000	114,332
Rowan Companies, Inc.	2,200,000	67,386
		20,671,887

CONSUMER DISCRETIONARY — 11.68%
Lowe’s Companies, Inc.[3]	93,614,400	$ 3,048,085
Target Corp.[3]	44,174,902	2,718,082
Carnival Corp., units[3]	36,100,000	1,675,762
News Corp., Class A	48,234,800	1,086,730
Best Buy Co., Inc.	22,663,400	1,053,168
Time Warner Inc.	51,000,000	1,037,850
Kohl’s Corp.[1]	12,840,000	885,832
Comcast Corp., Class A1	18,547,464	477,041
Comcast Corp., Class A, special nonvoting stock[1]	6,000,000	152,700
Limited Brands, Inc.[3]	20,700,000	572,976
Johnson Controls, Inc.	5,593,800	524,698
Liberty Media Holding Corp., Liberty Interactive, Series A1	19,262,500	454,017
IAC/InterActiveCorp[1]	11,326,542	444,000
YUM! Brands, Inc.	6,800,000	393,992
MGM Mirage, Inc.[1]	5,478,348	389,072
Starbucks Corp.[1]	12,386,800	382,752
Magna International Inc., Class A	4,401,000	323,914
Harman International Industries, Inc.[3]	3,367,000	333,872
Garmin Ltd.	5,452,600	298,584
Apollo Group, Inc., Class A1	5,852,561	276,768
Expedia, Inc.[1]	12,375,000	263,092
Harrah’s Entertainment, Inc.	2,721,036	229,900
Shaw Communications Inc., Class B, nonvoting	6,000,000	207,060
International Game Technology	5,000,000	206,250
Toyota Motor Corp.	2,730,000	184,921
Ross Stores, Inc.	5,067,000	166,045
Getty Images, Inc.[1],3	3,050,000	159,973
Nikon Corp.	6,856,000	157,503
OSI Restaurant Partners, Inc.	3,720,000	148,800
Las Vegas Sands Corp.[1]	1,640,000	141,499
Harley-Davidson, Inc.	2,109,500	139,016
CarMax, Inc.[1]	2,500,000	131,750
Lennar Corp., Class A	2,500,000	123,100
Brinker International, Inc.	3,000,000	102,030
TJX Companies, Inc.	3,000,000	82,500
XM Satellite Radio Holdings Inc., Class A1	5,367,555	77,078
Gentex Corp.	4,600,000	76,866
H&R Block, Inc.	3,250,000	70,785
DreamWorks Animation SKG, Inc., Class A1	2,085,000	55,899
Discovery Holding Co., Class A1	2,994,500	48,092
E. W. Scripps Co., Class A	1,000,000	45,350
		19,347,404

FINANCIALS — 8.32%
Fannie Mae	43,224,700	2,452,137
American International Group, Inc.	28,500,200	1,912,363
Freddie Mac	22,602,300	1,450,616
Citigroup Inc.	19,066,000	960,926
Berkshire Hathaway Inc., Class A1	7,430	788,992
Banco Bradesco SA, preferred nominative (ADR)	19,898,300	732,059
State Street Corp.	8,186,100	536,272
Mitsubishi Estate Co., Ltd.	13,750,000	428,526
Wells Fargo & Co.	12,310,000	427,157
Banco Bilbao Vizcaya Argentaria, SA	16,120,000	392,933
Mellon Financial Corp.	8,941,400	388,325
ICICI Bank Ltd.	20,000,000	376,361
Bank of New York Co., Inc.	9,195,000	373,501
SunTrust Banks, Inc.	4,140,000	349,043
Marsh & McLennan Companies, Inc.	10,350,900	304,524
Mizuho Financial Group, Inc.	38,500	269,890
XL Capital Ltd., Class A	3,545,000	251,695
Mitsubishi UFJ Financial Group, Inc.	19,730	243,292
PNC Financial Services Group, Inc.	3,000,000	219,930
AFLAC Inc.	4,645,000	219,244
Marshall & Ilsley Corp.	4,400,000	209,132
HDFC Bank Ltd.	6,347,000	134,629
AXIS Capital Holdings Ltd.	3,140,000	106,163
Popular, Inc.	4,000,000	70,040
Protective Life Corp.	1,500,000	66,615
Umpqua Holdings Corp.	2,175,000	58,747
Old Republic International Corp.	2,450,000	54,684
		13,777,796

INDUSTRIALS— 8.20%
General Electric Co.	63,770,400	2,226,862
Tyco International Ltd.	45,213,900	1,393,945
United Parcel Service, Inc., Class B	16,233,500	1,139,429
Boeing Co.	12,400,000	1,082,148
General Dynamics Corp.	11,641,400	890,101
Caterpillar Inc.	12,666,000	815,944
Mitsubishi Heavy Industries, Ltd.	136,389,000	770,644
Illinois Tool Works Inc.	14,040,000	725,868
Southwest Airlines Co.[3]	46,439,883	702,635
Deutsche Post AG	13,460,000	429,389
Lockheed Martin Corp.	3,330,000	323,942
Robert Half International Inc.	7,610,000	297,323
Raytheon Co.	4,700,000	251,685
Monster Worldwide, Inc.[1]	4,939,500	246,284
Northrop Grumman Corp.	3,182,000	228,627
3M Co.	3,000,000	222,240
Bombardier Inc., Class B1	51,528,250	200,742
UAL Corp.[1]	5,000,000	199,950
Cintas Corp.	4,900,000	197,862
Union Pacific Corp.	2,000,000	197,260
Allied Waste Industries, Inc.[1]	14,000,000	179,480
Mitsubishi Corp.	7,400,000	172,500
Burlington Northern Santa Fe Corp.	1,885,000	149,273
ChoicePoint Inc.[1]	3,440,000	133,747
FedEx Corp.	1,000,000	114,180
Avery Dennison Corp.	1,598,000	106,203
Ryanair Holdings PLC (ADR)[1]	2,310,000	103,604
JetBlue Airways Corp.[1]	6,216,000	76,519
Manpower Inc.	45,400	3,373
		13,581,759

CONSUMER STAPLES — 4.68%
Altria Group, Inc.	27,736,700	2,337,649
Walgreen Co.	23,391,100	1,045,816
PepsiCo, Inc.	13,950,000	880,943
Coca-Cola Co.	16,965,000	791,926
Bunge Ltd.[3]	7,250,000	575,360
Wm. Wrigley Jr. Co.	7,762,500	386,573
Wal-Mart Stores, Inc.	5,950,000	287,385
Kerry Group PLC, Class A	8,965,824	237,164
Avon Products, Inc.	5,950,000	218,127
SYSCO Corp.	6,600,000	217,536
Procter & Gamble Co.	3,243,000	205,898
IAWS Group PLC	6,175,000	143,495
Seven & I Holdings Co., Ltd.	3,450,000	110,726
Whole Foods Market, Inc.	1,949,600	93,132
Diageo PLC	4,000,000	78,837
Constellation Brands, Inc., Class A1	3,200,000	75,072
General Mills, Inc.	1,235,000	69,605
		7,755,244

MATERIALS — 4.26%
Barrick Gold Corp.	43,010,000	1,286,429
Syngenta AG1	4,775,000	843,569
Potash Corp. of Saskatchewan Inc.[3]	5,304,000	837,024
Newmont Mining Corp.	16,898,000	761,593
Freeport-McMoRan Copper & Gold Inc., Class B3	11,633,000	667,851
CRH PLC	14,146,554	590,308
Alcoa Inc.	13,000,000	434,330
Monsanto Co.	8,107,034	427,160
Sealed Air Corp.[3]	5,289,000	340,823
Rio Tinto PLC	5,163,416	277,188
Newcrest Mining Ltd.	13,282,238	236,077
BHP Billiton Ltd.	10,215,000	218,436
USX Corp.	1,500,000	132,930
Dow Chemical Co.	306,900	13,442
		7,067,160

TELECOMMUNICATION SERVICES — 2.75%
Sprint Nextel Corp., Series 1	120,724,950	2,327,577
Qwest Communications International Inc.[1,3]	120,464,400	1,069,724
KDDI Corp.	60,129	470,774
Bharti Airtel Ltd.[1]	21,000,000	342,489
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	118,011
Telephone and Data Systems, Inc.	1,419,900	79,074
Verizon Communications Inc.	2,584,350	96,732
Embarq Corp.	689,237	38,149
France Télécom SA	785,000	21,315
Broadview Networks Holdings, Inc., Class A1,2,4	31,812	0
		4,563,845

UTILITIES — 0.22%
Questar Corp.	2,475,000	208,246
NRG Energy, Inc.[1]	2,500,000	165,600
		373,846

MISCELLANEOUS — 3.40%
Other common stocks in initial period of acquisition		5,638,240

Total common stocks (cost: $112,544,518,000)		148,467,274

		unaudited

		Market value
Preferred stocks— 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc.[1,2,4]	1,272	$ 583

Total preferred stocks (cost: $21,000,000)		583

Convertible securities— 0.00%

INFORMATION TECHNOLOGY — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,2,4]	6,500,000	13

Total convertible securities (cost: $162,000)		13

	Principal amount
Bonds & notes— 0.11%	(000)

CONSUMER DISCRETIONARY — 0.10%
Delphi Automotive Systems Corp. 6.55% 2006[5]	$ 58,190	64,809
Delphi Automotive Systems Corp. 6.50% 2009[5]	20,000	22,350
Delphi Corp. 6.50% 2013[5]	53,500	58,315
Delphi Automotive Systems Corp. 7.125% 2029[5]	22,000	24,365
		169,839

TELECOMMUNICATION SERVICES — 0.01%
Level 3 Financing, Inc. 12.25% 2013	7,950	9,321

Total bonds & notes (cost: $132,979,000)		179,160

Short-term securities— 10.43%

Federal Home Loan Bank 5.09%-5.17% due 3/2-5/25/2007	2,475,578	2,456,009
Fannie Mae 5.09%-5.15% due 3/7-6/29/2007	2,399,923	2,377,664
Freddie Mac 5.10%-5.16% due 3/5-6/29/2007	2,083,493	2,066,534
U.S. Treasury Bills 4.91%-5.042% due 3/8-7/5/2007	1,833,900	1,820,708
International Bank for Reconstruction and Development 5.14%-5.15% due 3/2-4/10/2007	633,400	631,923
Federal Farm Credit Banks 5.09%-5.12% due 3/6-5/8/2007	526,800	524,177
Bank of America Corp. 5.22%-5.26% due 3/2-6/8/2007	443,000	440,324
Ranger Funding Co. LLC 5.25% due 4/16/2007[4]	50,000	49,657
Procter & Gamble International Funding S.C.A. 5.22%-5.25% due 3/2-6/4/2007[4]	491,175	487,758
Jupiter Securitization Co., LLC 5.22%-5.23% due 3/6-5/7/2007[4]	205,927	204,590
Park Avenue Receivables Co., LLC 5.22%-5.25% due 4/11/2007[4]	155,000	153,745
J.P. Morgan Chase & Co. 5.21%-5.24% due 4/11/2007	128,700	128,034
General Electric Capital Services, Inc. 5.22%-5.23% due 5/1-5/22/2007	315,300	312,250
Edison Asset Securitization LLC 5.23%-5.25% due 4/12-5/18/2007[4]	150,000	148,722
General Electric Capital Corp. 5.23% due 4/20/2007	25,000	24,827
CAFCO, LLC 5.23%-5.25% due 4/9-5/15/2007[4]	264,200	262,068
Ciesco LLC 5.23%-5.25% due 3/8-4/10/2007[4]	130,000	129,467
Citigroup Funding Inc. 5.245% due 5/30/2007	75,000	74,021
Variable Funding Capital Corp. 5.23%-5.24% due 3/2-4/17/2007[4]	454,450	453,020
Abbott Laboratories 5.18%-5.20% due 3/27-4/3/2007[4]	439,060	437,484
Clipper Receivables Co., LLC 5.23%-5.25% due 3/6-4/20/2007[4]	335,200	333,811
State Street Corp. 5.22% due 3/21-5/4/2007	100,000	99,389
Johnson & Johnson 5.17%-5.18% due 3/1-5/25/2007[4]	360,100	358,588
HSBC Finance Corp. 5.225%-5.24% due 3/13-4/24/2007	312,800	311,618
International Lease Finance Corp. 5.19%-5.22% due 4/3-6/12/2007	247,500	245,041
AIG Funding, Inc. 5.22% due 3/22-4/3/2007	65,000	64,757
CIT Group, Inc. 5.19%-5.24% due 3/1-6/29/2007[4]	300,400	298,506
Coca-Cola Co. 5.18%-5.19% due 4/30-5/11/2007[4]	186,200	184,446
Atlantic Industries 5.18%-5.20% due 3/13-4/30/2007[4]	82,720	82,339
Union Bank of California, N.A. 5.29%-5.30% due 3/29-5/16/2007	160,300	160,288
UnionBanCal Commercial Funding Corp. 5.22% due 3/13/2007	50,000	49,905
Tennessee Valley Authority 5.11% due 3/15/2007	197,600	197,157
Wal-Mart Stores Inc. 5.17%-5.19% due 4/3-5/8/2007[4]	182,983	181,582
AT&T Inc. 5.22%-5.23% due 4/9-4/18/2007[4]	146,420	145,464
Eli Lilly and Co. 5.19% due 3/22-3/29/2007[4]	140,000	139,471
American Express Credit Corp. 5.21%-5.22% due 3/27-4/19/2007	110,000	109,470
FCAR Owner Trust I 5.26% due 3/1/2007	100,000	99,986
Three Pillars Funding, LLC 5.24%-5.26% due 3/7-5/30/2007[4]	92,032	91,724
Colgate-Palmolive Co. 5.19% due 3/6-3/7/2007[4]	90,000	89,916
Private Export Funding Corp. 5.20%-5.21% due 3/27-5/9/2007[4]	88,000	87,321
NetJets Inc. 5.19%-5.21% due 3/7-4/24/2007[4]	75,050	74,729
IBM Capital Inc. 5.20% due 3/16/2007[4]	44,368	44,271
IBM Corp. 5.18% due 3/29/2007[4]	24,800	24,696
Merck & Co. Inc. 5.20%-5.21% due 3/26-4/27/2007	62,700	62,233
Kimberly-Clark Worldwide Inc. 5.20% due 4/23/2007[4]	52,700	52,289
3M Co. 5.18% due 3/1-4/27/2007	50,000	49,796
Triple-A One Funding Corp. 5.18%-5.26% due 3/12-6/18/2007[4]	49,285	48,949
Harley-Davidson Funding Corp. 5.20%-5.21% due 3/23-4/4/2007[4]	42,400	42,223
Hershey Co. 5.19%-5.20% due 3/9-3/23/2007[4]	41,000	40,916
Brown-Forman Corp. 5.255% due 4/17/2007[4]	39,600	39,328
Emerson Electric Co. 5.18%-5.21% due 3/8-3/14/2007[4]	38,300	38,244
Caterpillar Financial Services Corp. 5.20% due 3/5/2007	38,000	37,972
Medtronic Inc. 5.18% due 4/18/2007[4]	31,600	31,379
Hewlett-Packard Co. 5.24% due 3/9/2007[4]	25,000	24,967
Chevron Funding Corp. 5.20% due 3/26/2007	25,000	24,906
Anheuser-Busch Cos. Inc. 5.18% due 3/29/2007[4]	25,000	24,896
Becton, Dickinson and Co. 5.20% due 4/3/2007	25,000	24,877
Illinois Tool Works Inc. 5.18% due 5/3/2007	25,000	24,773
Wm. Wrigley Jr. Co. 5.20% due 5/15/2007[4]	25,000	24,726
USAA Capital Corp. 5.19% due 5/16/2007	25,000	24,724

Total short-term securities (cost: $17,276,331,000)		17,274,655

Total investment securities (cost: $129,974,990,000)		165,921,685
Other assets less liabilities		(252,730)

Net assets		$165,668,955

unaudited

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" was $1,342,110,000.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,095,846,000, which represented 3.08% of the net assets of the fund.
5Scheduled interest and/or principal payment was not received.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-905-0407-S6900

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and Principal Executive Officer

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and Principal Executive Officer

Date: May 8, 2007

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 8, 2007